EVENTS AFTER THE REPORTING PERIOD (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
EVENTS AFTER THE REPORTING PERIOD
Repayment of debt		$ 65,000	$ 88,350
Repayment
EVENTS AFTER THE REPORTING PERIOD
Repayment of debt	$ 30,000
Conversion of convertible notes | Convertible notes
EVENTS AFTER THE REPORTING PERIOD
Debt conversion, converted instrument, amount	$ 18,700
Debt conversion, converted instrument, shares issued	3,313,920
Business combination payment of contingent consideration | Musselwhite Mine Ltd | Gold average spot price exceeds USD 2900 per ounce
EVENTS AFTER THE REPORTING PERIOD
Payment of contingent consideration	$ 20,000	$ 20,000